Additional Information: Condensed Financial Statements of Parent Company (Condensed Statements of Cash Flows of Parent Company) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2014 Zhaopin [Member] USD ($)	Jun. 30, 2014 Zhaopin [Member] CNY	Jun. 30, 2013 Zhaopin [Member] CNY	Jun. 30, 2012 Zhaopin [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 52,140	323,459	312,200	256,143	$ 31,135	193,153	4,523	(2,851)
Cash flows from investing activities:
Cash paid for a business acquisition	(15,604)	(96,804)	0	0	(15,604)	(96,804)	0	0
Release of restricted cash	2,397	14,872	0	0	2,397	14,872	0	0
Cash allocated to restricted cash	(1,294)	(8,024)	(14,872)	0	(1,294)	(8,024)	(14,872)	0
Net cash used in investing activities	(15,881)	(98,524)	(516,436)	(24,523)	(14,501)	(89,956)	(14,872)	0
Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	83,065	515,301	0	0	83,065	515,301	0	0
Proceeds from exercise of options	6,477	40,182	3,495	0	6,477	40,182	3,495	0
Repurchase of preferred shares	0	0	(423,867)	0	0	0	(423,867)	0
Dividends distributed to Zhaopin Limited's shareholders	(23,801)	(147,650)	0	0	(23,801)	(147,650)	0	0
Proceeds of bank loans	68,216	423,185	427,007	0	68,216	423,185	427,007	0
Repayment of bank loans	(67,046)	(415,925)	0	0	(67,046)	(415,925)	0	0
Payment of bank loan facility transaction costs	(685)	(4,247)	(8,912)	0	(60)	(375)	(2,854)	0
Settlement of derivative instruments	(825)	(5,121)	0	0	(825)	(5,121)	0	0
Net cash (used in)/provided by financing activities	64,397	399,498	(2,277)	0	66,026	409,597	3,781	0
Effect of foreign exchange rate changes on cash and cash equivalents	73	448	(783)	(555)	73	448	(783)	(555)
Net increase/(decrease) in cash and cash equivalents	100,729	624,881	(207,296)	231,065	82,733	513,242	(7,351)	(3,406)
Cash and cash equivalents, beginning of the period	66,178	410,544	617,840	386,775	2,480	15,385	22,736	26,142
Cash and cash equivalents, end of the period	$ 166,907	1,035,425	410,544	617,840	$ 85,213	528,627	15,385	22,736